Other assets - Summary of changes in unamortized deferred acquisition cost by insurance type (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition cost incurred
Expensed	₩ (687,469)	₩ (802,942)	₩ (805,508)
Amortization	(422,189)	(414,898)	(373,800)
Individual insurance
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	979,351	907,035
Acquisition cost incurred
Cost	687,299	802,599
Expensed	(290,209)	(315,806)
Deferral	397,090	486,793
Amortization	(421,887)	(414,477)
Ending balance	954,554	979,351	907,035
Pure endowment
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	37,504	67,856
Acquisition cost incurred
Cost	12,386	11,602
Expensed	(3,680)	(6,450)
Deferral	8,706	5,152
Amortization	(23,468)	(35,504)
Ending balance	22,742	37,504	67,856
Death
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	932,922	834,415
Acquisition cost incurred
Cost	655,210	771,973
Expensed	(278,147)	(298,355)
Deferral	377,063	473,618
Amortization	(393,942)	(375,111)
Ending balance	916,043	932,922	834,415
Endowment
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	8,925	4,764
Acquisition cost incurred
Cost	19,703	19,024
Expensed	(8,382)	(11,001)
Deferral	11,321	8,023
Amortization	(4,477)	(3,862)
Ending balance	15,769	8,925	4,764
Group insurance
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	979,942	907,868
Acquisition cost incurred
Cost	687,469	802,942
Expensed	(290,273)	(315,970)
Deferral	397,196	486,972
Amortization	(422,189)	(414,898)
Ending balance	954,949	979,942	907,868
Pure protection
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	591	833
Acquisition cost incurred
Cost	170	343
Expensed	(64)	(164)
Deferral	106	179
Amortization	(302)	(421)
Ending balance	₩ 395	₩ 591	₩ 833